Revenue - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Dec. 31, 2025 AUD ($)
Revenue [abstract]
Upfront eftilagimod license fee			$ 20.0	$ 28.8
Revenue from contracts with customers					$ 2.7	$ 4.1	$ 10.0	$ 14.6
Unearned revenue		$ 0.0			$ 17.3			$ 0.0	$ 25.8
Repayment of unearned revenue	$ 10.0	$ 14.3